SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Information [Abstract]
Schedule of additional information of cash flow

The following table contains additional information for the periods reported (in thousands).

	Year Ended December 31,
	2020	2019
Non-cash financial activities:
Common stock issued on conversion of notes payable and derivative liability	$2,243	$473
Debentures converted to common stock	1,310	331
Derivative liability extinguished upon conversion of notes payable	1,268	265
Derivative liability issued	2,465	243
Accounts payable paid through issuance of debentures	100	—